CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	$ 4,436	$ 2,768	$ 2,879
OPERATING ACTIVITIES
Net earnings	11,402	10,904	11,927
Depreciation and amortization	2,982	3,204	2,838
Share-based compensation expense	346	377	414
Deferred income taxes	(307)	(65)	128
Gain on sale of businesses	(916)	(2,106)	(203)
Goodwill and Indefinite-lived Intangibles Impairment Charges	308	1,576	0
Change in accounts receivable	(415)	(427)	(426)
Change in inventories	(225)	77	(501)
Change in accounts payable, accrued and other liabilities	1,253	(22)	358
Change in other operating assets and liabilities	68	(444)	(1,221)
Other	377	210	16
TOTAL OPERATING ACTIVITIES	14,873	13,284	13,330
INVESTING ACTIVITIES
Capital expenditures	(4,008)	(3,964)	(3,306)
Proceeds from asset sales	584	2,893	225
Acquisitions, net of cash acquired	(1,145)	(134)	(474)
Purchases of available-for-sale investment securities	(1,605)	0	0
Change in investments	(121)	112	73
TOTAL INVESTING ACTIVITIES	(6,295)	(1,093)	(3,482)
FINANCING ACTIVITIES
Dividends to shareholders	(6,519)	(6,139)	(5,767)
Change in short-term debt	3,406	(3,412)	151
Additions to long-term debt	2,331	3,985	1,536
Reductions of long-term debt	(3,752)	(2,549)	(206)
Treasury stock purchases	(5,986)	(4,024)	(7,039)
Impact of stock options and other	3,449	1,729	1,203
TOTAL FINANCING ACTIVITIES	(7,071)	(10,410)	(10,122)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	4	(113)	163
CHANGE IN CASH AND CASH EQUIVALENTS	1,511	1,668	(111)
CASH AND CASH EQUIVALENTS, END OF YEAR	5,947	4,436	2,768
Cash payments for:
Interest	683	740	806
Income Taxes	3,780	4,348	2,992
Assets acquired through non-cash capital leases are immaterial for all periods